Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The table below discloses the total compensation for our NEOs for the past three fiscal years as disclosed in the Summary Compensation Table, the “compensation actually paid” to our principal executive officer (our “PEO”) and, on an average basis, our other NEOs (in each case, as determined under SEC rules) (collectively, the “PVP NEOs”), our total shareholder return (“TSR”), the TSR of the S&P Small Cap 600 Materials Index over the same period, our net income, and our company-selected financial performance measure, Adjusted EBITDA.

PAY VERSUS PERFORMANCE TABLE
Year(a)	Summary Compensation Table Total for PEO 1 (b)(1)	Compensation Actually Paid to PEO 1 (c)(1)(2)	Summary Compensation Table Total for PEO 2 (b)(1)	Compensation Actually Paid for PEO 2 (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Losses) (in thousands) (h)	Company- Selected Measure: Adjusted EBITDA (in thousands) (i)(4)
							Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2023	$3,946,566	$3,084,231			$1,216,476	$210,388	$14.01	115.92	($101,715)	($84,893)

2022	$4,323,045	$1,911,537	$4,266,831	($4,574,715)	$1,313,331	$245,344	$23.39	$96.62	($84,746)	($61,745)

2021	—	—	$9,352,652	$7,655,192	$14,889,283	$7,444,210	$33.11	$102.88	($77,502)	($40,584)

(1)
Dustin Olson (“PEO 1”) served as our principal executive officer starting August 5, 2022. Michael Otworth (“PEO 2” and, together with PEO 1, the “PEOs”) served as our principal executive officer from January 1, 2022, through August 4, 2022, and for all of 2021. For 2023, our non-PEO
NEOs were Lawrence Somma, Jeffrey Fieler and Brad Kalter. For 2022, our
non-PEO
NEOs were Lawrence Somma, Brad Kalter and David Brenner. For 2021, our
non-PEO
NEOs were Lawrence Somma, Michael Dee and Dustin Olson. In this disclosure, we refer to each of 2023, 2022 and 2021 as a “Covered Year.”

(2)
For each of 2023, 2022 and 2021, the values included in this column for the CAP to our PEOs and the average CAP to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO 1 (Dustin Olson)	2023 ($)

Summary Compensation Table Total for PEO (column (b))	3,946,566

- aggregate change in actuarial present value of pension benefits	0

+ service cost of pension benefits	0

+ prior service cost of pension benefits	0

- SCT “Stock Awards” column value	(2,368,410)

- SCT “Option Awards” column value	(494,356)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	1,826,587

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(15,935)

+ vesting date fair value of equity awards granted and vested in the Covered Year	0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	312,182

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(122,403)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0

+ excess fair value for equity award modifications	0

Compensation Actually Paid to PEO 1 (column (c))	3,084,231

AVERAGE FOR NON-PEO NEOS	2023 ($)

Average SCT Total for Non-PEO NEOs (column (d))	1,216,476

- aggregate change in actuarial present value of pension benefits	0

+ service cost of pension benefits	0

+ prior service cost of pension benefits	0

- SCT “Stock Awards” column value	(615,328)

- SCT “Option Awards” column value	(118,095)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	463,611

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	1,787

+ vesting date fair value of equity awards granted and vested in the Covered Year	0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	(182,888)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(555,176)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0

+ excess fair value for equity award modifications	0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	210,388

(3)
For each of 2023, 2022 and 2021, TSR for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return applied to a deemed fixed investment of $100 at market close on March 17, 2021, the day immediately prior to the first date on which the Company’s securities were registered under Section 12 of the Exchange Act. The yearly percentage change in cumulative TSR was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from March 17, 2021,through and including the last day of the Covered Year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Materials index, which we use for purposes of the performance graph in our annual report (the “Peer Group”). Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Adjusted EBITDA means earnings before income, taxes, depreciation and amortization, less bonus expense and share-based compensation expense.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Dustin Olson (“PEO 1”) served as our principal executive officer starting August 5, 2022. Michael Otworth (“PEO 2” and, together with PEO 1, the “PEOs”) served as our principal executive officer from January 1, 2022, through August 4, 2022, and for all of 2021. For 2023, our non-PEO
NEOs were Lawrence Somma, Jeffrey Fieler and Brad Kalter. For 2022, our
non-PEO
NEOs were Lawrence Somma, Brad Kalter and David Brenner. For 2021, our
non-PEO
			NEOs were Lawrence Somma, Michael Dee and Dustin Olson. In this disclosure, we refer to each of 2023, 2022 and 2021 as a “Covered Year.”
Peer Group Issuers, Footnote			For purposes of this PVP disclosure, our peer group is the S&P Small Cap 600 Materials index, which we use for purposes of the performance graph in our annual report (the “Peer Group”).
Adjustment To PEO Compensation, Footnote
(2)
For each of 2023, 2022 and 2021, the values included in this column for the CAP to our PEOs and the average CAP to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO 1 (Dustin Olson)	2023 ($)

Summary Compensation Table Total for PEO (column (b))	3,946,566

- aggregate change in actuarial present value of pension benefits	0

+ service cost of pension benefits	0

+ prior service cost of pension benefits	0

- SCT “Stock Awards” column value	(2,368,410)

- SCT “Option Awards” column value	(494,356)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	1,826,587

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(15,935)

+ vesting date fair value of equity awards granted and vested in the Covered Year	0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	312,182

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(122,403)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0

+ excess fair value for equity award modifications	0

Compensation Actually Paid to PEO 1 (column (c))	3,084,231

Non-PEO NEO Average Total Compensation Amount			$ 1,216,476	$ 1,313,331	$ 14,889,283
Non-PEO NEO Average Compensation Actually Paid Amount			$ 210,388	245,344	7,444,210
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2023 ($)

Average SCT Total for Non-PEO NEOs (column (d))	1,216,476

- aggregate change in actuarial present value of pension benefits	0

+ service cost of pension benefits	0

+ prior service cost of pension benefits	0

- SCT “Stock Awards” column value	(615,328)

- SCT “Option Awards” column value	(118,095)

+year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	463,611

+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	1,787

+ vesting date fair value of equity awards granted and vested in the Covered Year	0

+/- change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	(182,888)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	(555,176)

+ dollar value of dividends/earnings paid on equity awards in the Covered Year	0

+ excess fair value for equity award modifications	0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	210,388

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the financial and non-financial performance measures that we believe are the most important measures we used to link compensation actually paid to our NEOs for fiscal 2023 to Company performance.

Adjusted EBITDA
Liquidity Goal — Capital Raise
Operational Production

Total Shareholder Return Amount			$ 14.01	23.39	33.11
Peer Group Total Shareholder Return Amount			115.92	96.62	102.88
Net Income (Loss)			$ (101,715,000)	$ (84,746,000)	$ (77,502,000)
Company Selected Measure Amount			(84,893,000)	(61,745,000)	(40,584,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Liquidity Goal — Capital Raise
Measure:: 3
Pay vs Performance Disclosure
Name			Operational Production
Dustin Olson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,946,566	$ 4,323,045	$ 0
PEO Actually Paid Compensation Amount			$ 3,084,231	1,911,537	$ 0
PEO Name	Dustin Olson	Dustin Olson	Dustin Olson		Dustin Olson
Michael Otworth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,266,831	$ 9,352,652
PEO Actually Paid Compensation Amount				$ (4,574,715)	$ 7,655,192
PEO Name	Michael Otworth				Michael Otworth
PEO | Dustin Olson [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Dustin Olson [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dustin Olson [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dustin Olson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,368,410)
PEO | Dustin Olson [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(494,356)
PEO | Dustin Olson [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,826,587
PEO | Dustin Olson [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,935)
PEO | Dustin Olson [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dustin Olson [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			312,182
PEO | Dustin Olson [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(122,403)
PEO | Dustin Olson [Member] | Value Of Dividends Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dustin Olson [Member] | Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(615,328)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(118,095)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			463,611
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,787
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(182,888)
Non-PEO NEO | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(555,176)
Non-PEO NEO | Value Of Dividends Earnings Paid On Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0